Tortoise Pipeline & Energy Fund, Inc.
SCHEDULE OF INVESTMENTS (Unaudited)

	February 29, 2020
Common Stock - 106.9%(1)	Shares	Fair Value
Marine Transportation - 0.3%(1)
Monaco - 0.3%(1)
GasLog Partners LP	64,973	$246,248

Crude Oil Pipelines - 39.4%(1)
Canada - 27.9%(1)
Gibson Energy Inc	188,122	3,590,751
Enbridge Inc.	396,122	14,826,846
Inter Pipeline Ltd.	384,808	5,693,639
Pembina Pipeline Corporation	187,888	6,768,027
United States - 11.5%(1)
Plains GP Holdings, L.P.	925,383	12,742,524
		43,621,787
Natural Gas Gathering/Processing - 20.1%(1)
United States - 20.1%(1)
Antero Midstream Corporation	671,725	2,928,721
EnLink Midstream, LLC	1,014,463	3,865,103
Equitrans Midstream Corporation	299,763	2,116,327
Hess Midstream LP	179,629	3,427,321
Rattler Midstream LP	13	164
Targa Resources Corp.	304,810	9,875,844
		22,213,480
Natural Gas/Natural Gas Liquids Pipelines - 37.7%(1)
Canada - 8.3%(1)
Keyera Corp.	82,825	1,988,170
TC Energy Corporation	137,605	7,203,622
United States - 29.4%(1)
Kinder Morgan Inc.	511,547	9,806,356
ONEOK, Inc.	226,372	15,103,540
The Williams Companies, Inc.	403,502	7,686,713
		41,788,401
Oil and Gas Production - 8.1%(1)
United States - 8.1%(1)
Cabot Oil & Gas Corporation(2)	75,600	1,053,108
Cimarex Energy Co.(2)	12,700	419,735
Concho Resources Inc.(2)	7,700	523,754
Continental Resources, Inc.(2)	19,700	373,315
Diamondback Energy, Inc.(2)	6,200	384,400
EOG Resources, Inc.(2)	14,800	936,248
EQT Corporation(2)	50,400	295,848
Noble Energy, Inc.(2)	53,800	851,654
Parsley Energy, Inc.(2)	35,000	469,000
Pioneer Natural Resources Company(2)	9,500	1,166,410
Viper Energy Partners LP(2)	89,600	1,597,568
WPX Energy, Inc.(2)(3)	98,800	921,804
		8,992,844
Power - 1.3%(1)
United States - 1.3%(1)
NextEra Energy Partners, LP	25,349	1,461,877

Total Common Stock (Cost $158,178,124)		118,324,637

Master Limited Partnerships - 36.8%(1)
Crude Oil Pipelines - 5.4%(1)
United States - 5.4%(1)
BP Midstream Partners LP	33,891	451,428
NuStar Energy L.P.	97,068	2,203,444
PBF Logistics LP	56,355	1,069,054
Shell Midstream Partners, L.P.	132,089	2,260,043
		5,983,969
Natural Gas/Natural Gas Liquids Pipelines - 2.6%(1)
United States - 2.6%(1)
DCP Midstream, LP	89,185	1,390,394
Energy Transfer LP	1,080,959	11,977,026
Enterprise Products Partners L.P.	145,209	3,389,178
		16,756,598
Natural Gas Gathering/Processing - 5.7%(1)
United States - 5.7%(1)
CNX Midstream Partners LP	60,605	709,685
Noble Midstream Partners LP	24,065	369,398
Western Midstream Partners, LP	135,890	1,774,723
		2,853,806
Other - 0.2%(1)
United States - 0.2%(1)
Westlake Chemical Partners LP	11,004	227,453

Refined Product Pipelines - 13.5%(1)
United States - 13.5%(1)
Holly Energy Partners, L.P.	162,052	3,360,959
Magellan Midstream Partners, L.P.	57,108	3,115,241
MPLX LP	265,910	5,395,314
Phillips 66 Partners LP	56,933	3,095,447
		14,966,961

Total Master Limited Partnerships (Cost $49,853,511)		40,788,787

Preferred Stock - 5.5%(1)
Natural Gas/Natural Gas Liquids Pipelines - 0.5%(1)
United States - 0.5%(1)
Altus Midstream Company, 7.000%(4)(5)(6)	544	568,625

Natural Gas Gathering/Processing - 2.0%(1)
United States - 2.0%(1)
Targa Resources Corp., 9.500%(4)(5)	2,108	2,234,649

Power - 3.0%(1)
United States - 3.0%(1)
Sempra Energy, 6.000%, 01/15/2021	28,811	3,227,696

Total Preferred Stock (Cost $5,250,689)		6,030,970

Short-Term Investment - 0.3%(1)
United States Investment Company - 0.3%(1)
Invesco Government & Agency Portfolio - Institutional Class, 1.49%(7) (Cost $319,272)	319,272	319,272

Total Investments - 149.5%(1) (Cost $213,601,596)		165,463,666
Total Value of Options Written (Premiums received $207,734)(8) - (0.1)%(1)		(103,773)
Other Assets and Liabilities - 3.0%(1)		3,346,741
Credit Facility Borrowings - (7.2)%(1)		(8,000,000)
Senior Notes - (30.7)%(1)		(34,000,000)
Mandatory Redeemable Preferred Stock at Liquidation Value - (14.5)%(1)		(16,000,000)
Total Net Assets Applicable to Common Stockholders - 100.0%(1)		$110,706,634

(1)	Calculated as a percentage of net assets applicable to common stockholders.
(2)	All or a portion of the security represents cover for outstanding call option contracts written.
(3)	Non-income producing security.
(4)	Restricted securities have a total fair value of $2,803,274, which represents 2.5% of net assets. See Note 6 to the financial statements for further disclosure.
(5)
Securities have been valued by using significant unobservable inputs in accordance with fair value procedures and are categorized as level 3 investments, as more fully described in Note 2 to the financial statements.

(6)	Security distributions are paid-in-kind. Cash value of the 7.0% coupon is paid in the form of additional shares.
(7)	Rate indicated is the current yield as of February 29, 2020.
(8)	See Schedule of Options Written and Note 12 to the financial statements for further disclosure.

Various inputs are used in determining the fair value of the Funds’ investments and financial instruments.  These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical investments
Level 2 – other significant observable inputs (including quoted prices for similar investments, market corroborated inputs, etc.)
Level 3 – significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following tables provide the fair value measurements of applicable assets and liabilities by level within the fair value hierarchy as of February 29, 2020.  These assets and liabilities are measured on a recurring basis.

TTP:
Description	Level 1	Level 2	Level 3	Total
Assets
Investments:
Common Stock(a)	$118,324,637	$-	$-	$118,324,637
Master Limited Partnerships(a)	40,788,787	-	-	40,788,787
Preferred Stock(a)	3,227,696	-	2,803,274	6,030,970
Short-Term Investment(b)	319,272	-	-	319,272
Total Assets	$162,660,392	$-	$2,803,274	$165,463,666
Liabilities
Written Call Options	$49,663	$54,110	$-	$103,773

(a)	All other industry classifications are identified in the Schedule of Investments.
(b)	Short-term investment is a sweep investment for cash balances.

The following tables present each Fund’s assets measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the period ended February 29, 2020:

Preferred Stock	TTP
Balance – beginning of period	$5,990,475
Purchases	9,363
Return of capital	-
Sales	(3,338,844)
Total realized gain/loss	433,391
Change in unrealized gain/loss	(291,111)
Balance – end of period	$2,803,274